Business combinations - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 2,119
Consideration paid (received)		978
Cash and cash equivalents in subsidiary or businesses acquired or disposed		1,031
Interest and other income	$ 1,609	2,773	$ 1,635
Provisional [Member]
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		2,848
Lightsource bp and bp Bunge Bioenergia
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		1,328
Consideration paid (received)		227
Cash and cash equivalents in subsidiary or businesses acquired or disposed		589
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		427
Lightsource bp | US
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		$ 498